4. Changes in accounting practices and disclosures	12 Months Ended
Dec. 31, 2019
Changes In Accounting Practices And Disclosures
Changes in accounting practices and disclosures
4.1	New standards, amendments and interpretations effective for periods beginning on or after January 1, 2019

New standards and revisions

Standard	Description	Impact

IFRS 16 – Leases

Establishes a single model for the accounting of leases in the balance sheet for lessees. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. The lessor's accounting remains similar to the current standard, that is, the lessors continue to classify the leases as financial or operating.

IFRS 16 superseded the leases guidance including IAS 17 Leases and IFRIC 4, SIC 15 and SIC 27 Determining Whether an Arrangement Contains a Lease.

(*) See impact analysis below.
IFRIC 23 – Uncertainty over Income Tax Treatments[1]	Clarify accounting when there are uncertainties about the treatment of taxes on profit.	The application of this interpretation did not impact the disclosures or amounts recognized in the annual financial statements.
Amendments to IFRS 9 – Prepayment Features with Negative Compensation	Clarify that, to determine whether a prepayment feature meets the condition of “solely payments of principal and interest”, the party exercising the option may pay or receive compensation for the prepayment regardless of the reason for the prepayment, that is, the prepayment features with negative compensation do not automatically break the condition of “solely payments of principal and interest”.	The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Amendments to IAS 28 – Long-term interests in Associates and Joint Ventures

Clarify that IFRS 9, including its requirements for impairment, is applicable to other financial instruments in an associate or joint venture to which the equity method is not applicable. Include long-term investments that, in substance, are part of the entity's net investment in an associate or joint venture.

The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Annual Improvements to IFRSs: 2015-2017 Cycle (Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23)

•  IFRS 3 – Business Combinations - clarify that when the control of a business that is a joint operation is obtained, the requirements for business combination are applied in stages, including the remeasurement of the interest previously held in the joint operation at fair value.

•  IFRS 11 – Joint Arrangements - clarify that when a party that participates in a joint operation that corresponds to a business, but does not have joint control of that operation, obtains joint control of that joint operation, its interest previously held in the joint operation is not remeasured.

•   IAS 32 – Income Taxes - clarify that the Company must recognize the consequences of income tax on dividends in profit or loss, in other comprehensive income or in equity, depending on where the transactions that generated the profit to be distributed were originally recognized.

•  IAS 23 – Borrowing Costs – clarify that if there is any specific borrowing outstanding after the corresponding asset is ready for its intended use or sale, that borrowing becomes part of the funds that the Company usually borrows to calculate the capitalization rate on borrowings in general.

The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Amendments to IAS 19 – Plan Amendment, Curtailment or Settlement

The amendments clarify that the cost of past services (or settlement gain or loss) is calculated by measuring the defined benefit liability (asset) based on updated assumptions and comparing the benefits offered and the plan’s assets before and after the change of the plan (or its curtailment or settlement) but ignoring the effect of the asset ceiling (which may arise when the defined benefit plan is in surplus). IAS 19 clarifies that the change in the effect of the asset ceiling resulting from the change in the plan (or its curtailment or settlement) is determined in a second step and is normally recognized in other comprehensive income.

The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.

(*) Transition to IFRS 16 - Leases

The new standard replaces IAS 17 – “Leases” and corresponding interpretations, introducing significant changes to lessees, as it requires lessees to recognize the liability of future payments and the right of use of leased assets to virtually all lease agreements, including operating leases; specific short-term contracts or contracts with small amounts may be excluded from the scope of this new standard.

The Company’s financial statements were impacted as follows:

a)	recognition of right-of-use assets and lease liabilities in the statement of financial position, initially measured at present value of future lease payments;

b)	recognition of amortization expenses of right-of-use assets and interest expenses on lease liabilities in the income statement; and

c)	separation of the total cash paid in these transactions between principal (recorded in financing activities) and interest (recorded in operating activities) in the statement of cash flows.

SABESP applied the requirements of IFRS 16 as of the fiscal year beginning on January 1, 2019. To this end, the transition method selected by the Company was the modified retrospective approach, whereby the amount referring to the Right-of-Use Asset equals the Lease Liability, without the cumulative effect of the initial application of this new standard recorded as adjustment to the opening balance of equity and without the restatement of comparative periods.

The new lease definitions were applied to all contracts in effect on the transition date. The change in the definition of a lease refers mainly to the concept of control. IFRS 16 establishes whether a contract contains a lease based on the fact that customer has the right to control an identified asset for a defined period of time in exchange of consideration.

The Company’s Management analyzed contracts (out of a total of approximately 20,000 contracts), evaluating whether they contained leases in accordance with IFRS 16. This analysis identified mainly impacts related to vehicles and properties leased from third parties, corresponding to nearly 95% of the total amount, and less representative amounts arising from other transactions in which we identified assets leased individually or in combination in service contracts.

The recognition of lease expenses of short-term leases (12 months or less) and leases of low-value assets (below RS$ 19) will remain on a linear basis, as permitted by IFRS 16.

On January 1, 2019, the measurement of lease liabilities corresponds to the total future fixed lease payments, adjusted to present value, considering an incremental rate on borrowings, which corresponds to the incremental borrowing rate applicable to borrowings or debt issues in the local capital market, which represent the financing of these assets classified as right of use, allocating the assets based on useful life at the incremental borrowing rate per maturity term of each borrowing contract.

The Company decided to use the practical expedient of using an incremental borrowing rate of 8.97% p.y., based on the respective terms for contracts with similar characteristics.

Regarding renewals, the Company considered the assumptions, policies and internal regulations, whose term cannot be automatically renewed, and for which extensions will only occur based on an agreement between the parties in cases proven to be advantageous and necessary to attain the Company’s interests, i.e. when it is reasonable certain that the option will be exercised.

The Company applied the practical expedient relating to the definition of leases during the transition period. This means that it applied IFRS 16 to all agreements signed before January 1, 2019, identified as leases in accordance with IAS 17 and IFRIC 4.

After carrying out analysis, the Company concluded that on January 1, 2019, 70 contracts fell under the scope of IFRS 16. The adoption of this standard increased assets, due to the recognition of the right of use of leased assets, and liabilities, as shown below:

Impact from first-time adoption of the standard
Group	Future payments of fixed leases	Impact of the discount rate	Right of use of leased assets	Lease liabilities
Vehicles	63,795	(9,313)	54,482	54,482
Properties	7,525	(1,333)	6,192	6,192
Equipment	741	(100)	641	641
Other	4,243	(603)	3,640	3,640
Leases (IAS 17)*	-	-	581,388	568,666
Total	76,304	(11,349)	646,343	633,621

*Leases recognized in accordance with IAS 17 through December 31, 2018.

See additional information in Notes 14 (k), 16 and 32.

4.2	New standards, amendments and interpretations to existing standards that are not yet effective

The Company did not early adopt these standards and is assessing the impacts of the new and revised IFRS below on the disclosures or amounts recognized in the financial statements:

Standard	Description	Impact

IFRS 17 – Insurance Contracts[2]	Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 will supersede IFRS 4 Insurance Contracts.	The Company does not expect effects from adopting this standard.
Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]	Clarify situations involving the sale or contribution of assets between an investor and its associates or joint venture.	The Company is assessing the impacts and effects of the amendments, however, it does not expect material effects from adopting this standard.
Amendments to IFRS 3 – Definition of a Business[1]

Clarify that even though businesses normally present outputs (“products”), products are not necessary for an integrated set of activities and assets to qualify as businesses. To be considered as a business, an acquired set of activities and assets must include at least one input and a substantive process that together contribute significantly to the ability to create products.

The Company does not expect effects from adopting this amendment.
Amendments to IAS 1 and IAS 8 – Definition of Material[1]

The purpose of the amendments is to facilitate the understanding of the definition of material in IAS 1 and not to change the underlying concept of materiality in the IFRS Standards. The concept of “hidden” material information by immaterial information was included as part of the new definition.

The Company is assessing the impacts and effects of the amendments, however it does not expect material effects from adopting this standard.

1 Effective for annual periods beginning on or after January 1, 2020.

2 Effective for annual periods beginning on or after January 1, 2021.

3 The effective date for these amendments was deferred indefinitely.

There are no other standards and interpretations not yet adopted that may, in the opinion of Management, have a significant impact on the result for the year of equity disclosed by the Company in its financial statements.